OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2018
Disclosure of other operating income (expense) [text block] [Abstract]
Disclosure of other operating income (expense) [text block]

8    Other operating income

	2018 £m	2017 £m	2016 £m
Operating lease rental income	1,341	1,344	1,225
Rental income from investment properties (note 23)	–	1	3
Gains less losses on disposal of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets) (note 36)	268	464	575
Liability management	–	(14)	(2,019)
Share of results of joint ventures and associates	5	2	(1)
Other income	929	656	660
Total other operating income	2,543	2,453	443

Liability management

In 2016 losses of £2,019 million arose on transactions undertaken as part of the Group’s management of wholesale funding and capital; the loss in 2016 principally reflected transactions related to the Lloyds Banking Group’s tender offers and redemptions in respect of its Enhanced Capital Notes which completed in March 2016 and a loss of £1,026 million which arose pursuant to a restructuring of the Bank’s capital instruments in June 2016.